Nuveen AMT-Free Municipal Value Fund
Portfolio of Investments July 31, 2023
(Unaudited)
NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 100.0%
X – MUNICIPAL BONDS - 99 .5%
X 270,366,212
Alaska - 0.3%
$ 800 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1,
5.000%, 6/01/31
No Opt. Call A   $ 887,312
Total Alaska 887,312
Arizona - 1.3%
345 Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue
Bonds, Subordinate Lien Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 AAA   337,976
3,045 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007,
5.000%, 12/01/37
No Opt. Call A3   3,185,922
Total Arizona 3,523,898
California - 11.1%
1,730 Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C, 0.000%, 9/01/30 - AGM
Insured
No Opt. Call AA   1,352,220
45 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+   41,744
340 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination
Project Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 BBB   347,419
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Private Activity/Non AMT Refunding
Subordinate Series 2019C:
1,280 5.000%, 5/15/30, (Pre-refunded 5/15/29) 5/29 at 100.00 N/R  (4) 1,456,832
760 5.000%, 5/15/30 5/29 at 100.00 AA-   862,539
450 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009A, 6.500%, 11/01/39
No Opt. Call A   549,000
10,200 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 7.000%, 8/01/38 - AGC Insured
8/29 at 100.00 AA   11,685,630
1,030 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1,
Series 2011A, 0.000%, 8/01/35
No Opt. Call Aa2   671,436
2,470 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47
5/27 at 100.00 A+   2,570,307
12,955 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/35 -
AGM Insured
No Opt. Call AA   8,142,347
5,185 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/44
8/25 at 36.88 AA   1,745,737
115 Vernon, California, Electric System Revenue Bonds, Series 2021A,
5.000%, 4/01/28
No Opt. Call BBB+   121,547
700 Victor Elementary School District, San Bernardino County, California,
General Obligation Bonds, Series 2002A, 0.000%, 8/01/24 - FGIC
Insured
No Opt. Call Aa3   675,185
Total California 30,221,943

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado - 4.1%
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016:
$ 1,000 5.000%, 12/01/30 12/26 at 100.00 Baa2   $ 1,030,070
1,500 5.000%, 12/01/36 12/26 at 100.00 Baa2   1,517,130
Denver Health and Hospitals Authority, Colorado, Healthcare Revenue
Bonds, Series 2019A:
1,750 4.000%, 12/01/38 12/29 at 100.00 BBB   1,614,375
2,000 4.000%, 12/01/39 12/29 at 100.00 BBB   1,825,160
5,885 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A, 0.000%, 9/01/34 - NPFG Insured
No Opt. Call A+   3,874,507
1,000 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38
No Opt. Call AA-   1,206,210
Total Colorado 11,067,452
Delaware - 0.2%
Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2014A:
150 4.125%, 1/01/39 1/24 at 100.00 A1   150,105
200 5.000%, 1/01/44 1/24 at 100.00 A1   200,766
130 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2019, 4.000%, 1/01/44
1/29 at 100.00 A1   128,315
Total Delaware 479,186
District of Columbia - 1.0%
1,735 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series 2019B,
5.000%, 10/01/47
10/29 at 100.00 A-   1,812,016
725 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Series 2020A, 5.000%, 7/15/45
7/30 at 100.00 AA   781,282
Total District of Columbia 2,593,298
Florida - 3.7%
1,655 Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series
2019A, 4.000%, 10/01/49
10/28 at 100.00 Aa3   1,597,621
500 Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A,
5.000%, 10/01/36
10/27 at 100.00 Aa3   534,565
1,000 JEA, Florida, Water and Sewer System Revenue Bonds, Series 2020A,
5.000%, 10/01/34
4/30 at 100.00 AA+   1,127,150
1,605 Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional
Health, Series 2015, 5.000%, 11/15/45
11/24 at 100.00 A2   1,608,403
535 Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue
Bonds, City Center/Historic Convention Village, Series 2015A,
5.000%, 2/01/44 - AGM Insured
2/24 at 100.00 AA   536,610
3,350 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Refunding Series 2017B, 5.000%, 10/01/32
10/25 at 100.00 AA-   3,447,686
510 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project,
Refunding Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 A-   530,273
805 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (5)
8/23 at 100.00 N/R   741,139
880 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (6)
8/23 at 100.00 N/R   9
Total Florida 10,123,456

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia - 2.6%
$ 2,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2017B, 5.250%, 2/15/45
2/27 at 100.00 AA+   $ 2,089,540
1,470 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Series 2019A, 5.000%, 1/01/49 - BAM Insured
7/28 at 100.00 AA   1,517,260
Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2015A:
1,790 0.000%, 1/01/32 No Opt. Call A2   1,308,705
2,000 5.000%, 1/01/35 1/25 at 100.00 A2   2,031,060
Total Georgia 6,946,565
Illinois - 10.5%
2,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   2,108,960
2,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2017, 5.000%,
11/15/38
11/27 at 100.00 AA-   2,091,940
1,800 Evanston, Cook County, Illinois, General Obligation Bonds, Corporate
Purpose Series 2019A, 5.000%, 12/01/43
12/29 at 100.00 AA+   1,906,650
7,500 Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2023A, 5.250%, 5/15/54
5/33 at 100.00 AA+   8,245,875
Illinois Finance Authority, State of Illinois Clean Water Initiative
Revolving Fund Revenue Bonds, Series 2017:
375 5.000%, 7/01/37, (Pre-refunded 1/01/27) 1/27 at 100.00 N/R  (4) 398,850
3,125 5.000%, 7/01/37 1/27 at 100.00 AAA   3,307,469
1,500 Illinois State, General Obligation Bonds, November Series 2017D,
5.000%, 11/01/27
No Opt. Call A-   1,596,120
525 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call A-   552,232
495 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50
12/29 at 100.00 A   455,588
11,420 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/37
- NPFG Insured
No Opt. Call A   6,197,520
615 University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013, 6.000%, 10/01/42
10/23 at 100.00 A2   617,700
Will County Community Unit School District 201-U Crete-Monee,
Illinois, General Obligation Bonds, Capital Appreciation Series 2004:
300 0.000%, 11/01/23 - NPFG Insured, (ETM) No Opt. Call Baa2  (4) 297,381
330 0.000%, 11/01/23 - NPFG Insured No Opt. Call A   326,743
340 0.000%, 11/01/23 - NPFG Insured, (ETM) No Opt. Call Baa2  (4) 337,113
50 0.000%, 11/01/23 - NPFG Insured, (ETM) No Opt. Call N/R  (4) 49,575
25 0.000%, 11/01/23 - NPFG Insured, (ETM) No Opt. Call Baa2  (4) 24,782
Total Illinois 28,514,498
Indiana - 0.5%
1,500 Indianapolis Local Public Improvement Bond Bank, Indiana, Series
1999E, 0.000%, 2/01/25 - AMBAC Insured
No Opt. Call AA   1,422,660
Total Indiana 1,422,660
Kentucky - 3.4%
1,150 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Refunding Series
2016, 5.000%, 1/01/29
1/26 at 100.00 A1   1,204,360

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
$ 1,000 Kentucky Bond Development Corporation, Transient Room Tax Revenue
Bonds, Lexington Center Corporation Project, Series 2018A, 5.000%,
9/01/43
9/28 at 100.00 A2   $ 1,035,170
1,185 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/47 - AGM Insured
8/23 at 100.00 AA   1,179,194
1,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/32
8/29 at 100.00 A-   1,079,560
3,750 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 BBB+   3,769,575
1,080 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Refunding First Tier Series
2021B, 4.000%, 7/01/53 - AGM Insured
7/31 at 100.00 AA   965,002
Total Kentucky 9,232,861
Maine - 1.0%
2,425 University of Maine, System Revenue Bonds, Series 2022, 5.000%,
3/01/47
3/32 at 100.00 AA-   2,618,855
Total Maine 2,618,855
Maryland - 3.2%
3,420 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017, 5.000%, 9/01/33
9/27 at 100.00 B   3,441,341
5,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2017A, 5.000%, 5/15/45
5/27 at 100.00 A   5,120,400
Total Maryland 8,561,741
Michigan - 0.7%
1,000 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 Aa3   1,055,440
850 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B-1-CL2, 5.000%, 6/01/49
12/30 at 100.00 BBB+   871,964
Total Michigan 1,927,404
Minnesota - 1.1%
1,145 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/47
12/26 at 100.00 AA   1,177,255
700 Southern Minnesota Municipal Power Agency, Badger Coulee Project
Revenue Bonds, Series 2019A, 5.000%, 1/01/32
1/30 at 100.00 AA-   791,266
1,000 University of Minnesota, General Obligation Bonds, Series 2017A,
5.000%, 9/01/36
9/27 at 100.00 Aa1   1,071,850
Total Minnesota 3,040,371
Montana - 0.9%
Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2021A:
500 5.000%, 6/01/31 No Opt. Call A   548,410
640 4.000%, 6/01/38 6/31 at 100.00 A   624,205
1,245 4.000%, 6/01/40 6/31 at 100.00 A   1,183,746
Total Montana 2,356,361

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada - 5.4%
$ 3,000 Clark County, Nevada, General Obligation Bonds, Transportation
Improvement, Limited Tax, Additionally Secured by Pledged Revenue
Series 2018B, 5.000%, 12/01/33
12/28 at 100.00 AA+   $ 3,304,410
4,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Series 2018C, 5.250%, 7/01/43
7/28 at 100.00 AA-   4,235,040
Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Series 2019B:
3,015 5.000%, 7/01/36 7/29 at 100.00 AA-   3,270,009
1,665 5.000%, 7/01/37 7/29 at 100.00 AA-   1,793,571
2,000 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Series 2015, 5.000%, 6/01/39
12/24 at 100.00 Aa1   2,032,080
60 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement
District 1 Legends at Sparks Marina, Refunding Senior Series 2019A,
2.750%, 6/15/28, 144A
No Opt. Call Ba1   55,984
Total Nevada 14,691,094
New Jersey - 6.9%
Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Refunding Series 2014A:
105 5.000%, 2/15/25 2/24 at 100.00 A-   105,394
100 5.000%, 2/15/34 2/24 at 100.00 A-   100,429
105 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Series 2013A, 5.750%, 2/15/42
8/23 at 100.00 A-   105,146
110 Camden County Improvement Authority, New Jersey, Lease Revenue
Bonds, Rowan University School of Osteopathic Medicine Project,
Refunding Series 2013A, 5.000%, 12/01/32
12/23 at 100.00 A   110,280
80 Cumberland County Improvement Authority, New Jersey, Guaranteed
Lease Revenue Bonds, County Correctional Facility Project, Series
2018, 4.000%, 10/01/43 - BAM Insured
10/28 at 100.00 AA   79,351
Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A:
175 5.000%, 1/01/37 1/29 at 100.00 A+   190,678
125 5.000%, 1/01/38 1/29 at 100.00 A+   134,456
245 Garden State Preservation Trust, New Jersey, Open Space and
Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 - AGM
Insured
No Opt. Call AA   264,556
Harrison, New Jersey, General Obligation Bonds, Parking Utility Series
2018:
35 3.125%, 3/01/31 - BAM Insured 3/28 at 100.00 AA   34,652
30 3.250%, 3/01/32 - BAM Insured 3/28 at 100.00 AA   29,918
50 3.500%, 3/01/36 - BAM Insured 3/28 at 100.00 AA   49,462
150 Hudson County Improvement Authority, New Jersey, County Secured
Lease Revenue Bonds, Hudson County Vocational Technical Schools
Project, Series 2016, 5.250%, 5/01/51
5/26 at 100.00 AA   154,934
100 Jersey City, New Jersey, General Obligation Bonds, Refunding General
Improvement Series 2017A, 5.000%, 11/01/29
11/27 at 100.00 A+   108,602
100 Middlesex County Improvement Authority, New Jersey, Senior Revenue
Bonds, Heldrich Center Hotel/Conference Center Project, Series
2005A, 5.000%, 1/01/32 (6)
8/23 at 100.00 Caa3   66,104
125 Middlesex County, New Jersey, General Obligation Bonds, Refunding
Redevelopment Series 2017, 5.000%, 1/15/27
No Opt. Call AAA   133,822

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 20 Montclair Township, Essex County, New Jersey, General Obligation
Bonds, Refunding Parking Utility Series 2014A, 5.000%, 1/01/37
1/24 at 100.00 AAA   $ 20,089
100 Montclair Township, Essex County, New Jersey, General Obligation
Bonds, Refunding School Series 2017B, 4.000%, 3/01/25
No Opt. Call AAA   101,350
New Brunswick Parking Authority, Middlesex County, New Jersey,
Guaranteed Parking Revenue Bonds, Refunding Series 2016A:
300 5.000%, 9/01/32 - BAM Insured 9/26 at 100.00 AA   315,195
140 5.000%, 9/01/39 - BAM Insured 9/26 at 100.00 AA   145,138
25 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Foundation Academy Charter School, Series 2018A, 5.000%,
7/01/38
1/28 at 100.00 BBB-   25,151
New Jersey Economic Development Authority, Charter School Revenue
Bonds, North Star Academy Charter School of Newark, Series 2017:
220 4.000%, 7/15/37 7/27 at 100.00 BBB-   208,124
25 5.000%, 7/15/47 7/27 at 100.00 BBB-   25,102
100 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 5.125%,
9/01/52, 144A
9/27 at 100.00 BB   90,564
35 New Jersey Economic Development Authority, Fixed Rate Revenue
Bonds, Lions Gate Project, Series 2014, 5.250%, 1/01/44
1/24 at 100.00 N/R   32,752
100 New Jersey Economic Development Authority, Lease Revenue Bonds,
State House Project, Series 2017B, 4.500%, 6/15/40
12/28 at 100.00 A2   101,789
215 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011A, 2.750%, 8/01/39
8/24 at 100.00 A1   176,906
125 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 Baa3   121,065
55 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Kean Properties LLC - Kean University Student
Housing Project, Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 B   50,813
100 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Rowan Properties LLC - Rowan University Student
Housing Project, Series 2015A, 5.000%, 1/01/48
1/25 at 100.00 B1   89,377
115 New Jersey Economic Development Authority, Revenue Bonds, The
Seeing Eye Inc., Refunding Series 2015, 5.000%, 3/01/25
No Opt. Call A   117,812
New Jersey Economic Development Authority, Revenue Bonds, The
Seeing Eye Inc., Refunding Series 2017:
20 3.000%, 6/01/32 12/27 at 100.00 A   19,111
15 5.000%, 6/01/32 12/27 at 100.00 A   15,832
40 New Jersey Economic Development Authority, Revenue Bonds, United
Methodist Homes of New Jersey Obligated Group Issue, Refunding
Series 2014A, 5.000%, 7/01/29, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R  (4) 40,601
155 New Jersey Economic Development Authority, Revenue Bonds, West
Campus Housing LLC - New Jersey City University Student Housing
Project, Series 2015, 5.000%, 7/01/47
7/25 at 100.00 B   130,264
100 New Jersey Economic Development Authority, Revenue Bonds, White
Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40,
144A
1/28 at 102.00 N/R   71,973
935 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1, 5.500%, 9/01/27 - NPFG Insured
No Opt. Call A2   1,014,699
15 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/50
12/30 at 100.00 A2   14,323

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 145 New Jersey Educational Facilities Authority, Revenue Bonds, College of
New Jersey, Refunding Series 2016F, 3.000%, 7/01/40
7/26 at 100.00 A   $ 117,610
100 New Jersey Educational Facilities Authority, Revenue Bonds, Kean
University, Refunding Series 2015H, 4.000%, 7/01/39 - AGM Insured
7/25 at 100.00 AA   99,223
50 New Jersey Educational Facilities Authority, Revenue Bonds, Montclair
State University, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 A+   50,340
New Jersey Educational Facilities Authority, Revenue Bonds, Rider
University, Series  2017F:
5 3.750%, 7/01/37 7/27 at 100.00 BB   3,877
100 4.000%, 7/01/42 7/27 at 100.00 BB   74,692
100 5.000%, 7/01/47 7/27 at 100.00 BB   84,366
75 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2013D, 5.000%, 7/01/38
8/23 at 100.00 BBB+   75,045
New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2016C:
435 3.000%, 7/01/41 7/26 at 100.00 BBB+   339,291
50 3.000%, 7/01/46 7/26 at 100.00 BBB+   36,784
25 4.000%, 7/01/46 7/26 at 100.00 BBB+   22,399
New Jersey Educational Facilities Authority, Revenue Bonds, Stevens
Institute of Technology, Series 2017A:
200 4.000%, 7/01/47 7/27 at 100.00 BBB+   178,832
30 5.000%, 7/01/47 7/27 at 100.00 BBB+   30,376
25 New Jersey Educational Facilities Authority, Revenue Bonds, The
College of Saint Elizabeth, Series 2016D, 5.000%, 7/01/46
7/26 at 100.00 BB   22,364
80 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41
1/27 at 100.00 AA-   78,471
230 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA-   231,932
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Hackensack Meridian Health Obligated Group, Refunding Series
2017A:
150 5.000%, 7/01/28 7/27 at 100.00 AA-   160,780
150 5.000%, 7/01/57 7/27 at 100.00 AA-   154,391
110 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Hunterdon Medical Center, Refunding Series 2014A, 4.000%, 7/01/45
7/24 at 100.00 A+   104,563
50 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Refunding Series 2016A,
4.000%, 7/01/41
7/26 at 100.00 AA-   48,983
360 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 AA-   369,637
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Princeton HealthCare System, Series 2016A:
25 5.000%, 7/01/32 7/26 at 100.00 AA   26,302
40 5.000%, 7/01/33 7/26 at 100.00 AA   42,016
30 5.000%, 7/01/34 7/26 at 100.00 AA   31,461
130 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Robert Wood Johnson University Hospital Issue, Series 2014A,
5.000%, 7/01/39
7/24 at 100.00 AA-   131,422
110 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Robert Wood Johnson University Hospital, Series 2013A, 5.500%,
7/01/43
8/23 at 100.00 AA-   110,070
125 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A,
5.000%, 7/01/43
7/26 at 100.00 AA-   128,219

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016:
$ 10 3.000%, 7/01/32 7/26 at 100.00 BBB-   $ 8,905
405 4.000%, 7/01/48 7/26 at 100.00 BBB-   346,222
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A:
130 4.125%, 7/01/38 - AGM Insured 7/25 at 100.00 AA   129,276
110 5.000%, 7/01/46 - AGM Insured 7/25 at 100.00 AA   110,934
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Valley Health System Obligated Group, Series 2019:
50 4.000%, 7/01/44 7/29 at 100.00 A+   48,279
205 3.000%, 7/01/49 7/29 at 100.00 A+   145,968
50 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38, 144A
10/26 at 102.00 N/R   38,536
120 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2015A, 4.000%, 11/01/45
11/24 at 100.00 AA-   112,384
270 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2016B, 3.600%, 11/01/40
11/25 at 100.00 AA-   251,375
435 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2018A, 3.875%, 11/01/38
11/27 at 100.00 AA-   413,276
100 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2019A, 2.900%, 11/01/39
11/28 at 100.00 AA-   84,203
New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018A:
125 3.600%, 4/01/33 10/27 at 100.00 AA   120,610
75 3.750%, 10/01/35 10/27 at 100.00 AA   72,287
665 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2019C, 3.950%, 10/01/44
4/28 at 100.00 AA   631,963
235 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2020E, 2.250%, 10/01/40
4/29 at 100.00 AA   172,391
200 New Jersey Institute of Technology, New Jersey, General Obligation
Bonds, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 A1   203,078
70 New Jersey State, General Obligation Bonds, Covid-19 Emergency
Series 2020A, 4.000%, 6/01/32
No Opt. Call A1   74,826
100 New Jersey State, General Obligation Bonds, Various Purpose Series
2020, 2.250%, 6/01/35
12/27 at 100.00 A1   84,148
5,020 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/31
No Opt. Call A2   3,694,670
2,170 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/39
No Opt. Call A2   1,066,555
255 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/41
6/25 at 100.00 A2   259,651
50 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 4.000%, 12/15/39
12/29 at 100.00 A2   49,485
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB:
225 3.500%, 6/15/46 12/28 at 100.00 A2   193,984
100 4.000%, 6/15/50 12/28 at 100.00 A2   94,721

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA:
$ 40 3.000%, 6/15/50 12/30 at 100.00 A2   $ 30,209
30 4.000%, 6/15/50 12/30 at 100.00 A2   28,416
70 5.000%, 6/15/50 12/30 at 100.00 A2   73,768
255 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series
2015E, 5.000%, 1/01/45
1/25 at 100.00 AA-   259,297
200 Ocean City, New Jersey, General Obligation Bonds, General
Improvement Series 2019, 2.250%, 9/15/33
9/26 at 100.00 AA   176,092
300 Salem County Pollution Control Financing Authority, New Jersey,
Revenue Bonds, Atlantic City Electric Company Project, Refunding
Series 2020, 2.250%, 6/01/29
No Opt. Call A   272,508
250 South Jersey Transportation Authority, New Jersey, Transportation
System Revenue Bonds, Refunding Series 2019A, 5.000%, 11/01/31 -
AGM Insured
11/29 at 100.00 AA   275,968
30 South Jersey Transportation Authority, New Jersey, Transportation
System Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 BBB+   31,120
125 Sussex County, New Jersey, General Obligation Bonds, Series 2019,
3.000%, 6/01/27
6/26 at 100.00 AA+   124,815
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A:
215 4.000%, 6/01/37 6/28 at 100.00 A-   217,249
305 5.250%, 6/01/46 6/28 at 100.00 BBB+   316,553
450 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB-   450,153
535 Union County Improvement Authority, New Jersey, General Obligation
Lease Bonds, Juvenile Detention Center Facility Project, Refunding
Series 2015A, 5.500%, 5/01/30
No Opt. Call Aaa   624,923
170 Union County Utilities Authority, New Jersey, Solid Waste System
County Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41
8/23 at 100.00 Aaa   170,095
Total New Jersey 18,808,153
New York - 6.9%
500 Dormitory Authority of the State of New York, Revenue Bonds, School
Districts Financing Program, Series 2021A, 5.000%, 10/01/32 - AGM
Insured
10/29 at 100.00 AA   559,805
3,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call A2   3,439,410
1,500 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 A   1,586,040
2,050 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018, 5.000%, 9/01/39
9/28 at 100.00 A   2,211,068
1,390 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1,
5.000%, 11/15/50
5/30 at 100.00 A3   1,440,846
750 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2020E,
5.000%, 11/15/30
No Opt. Call A3   823,627
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2024A-1:
1,450 4.000%, 5/01/53 5/33 at 100.00 AAA   1,405,616
1,510 5.000%, 5/01/53 5/33 at 100.00 AAA   1,632,008

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 1,230 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
C, 5.000%, 8/01/42
8/30 at 100.00 AA   $ 1,336,543
315 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43
12/23 at 100.00 AA-   316,147
1,000 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A-2, 5.000%,
6/01/31
No Opt. Call A   1,096,450
3,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 2.000%, 5/15/45, (Mandatory
Put 5/15/26)
No Opt. Call AA+   2,789,760
Total New York 18,637,320
North Carolina - 1.1%
1,000 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Refunding Series 2016B, 5.000%, 7/01/42
10/26 at 100.00 AA+   1,050,740
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Senior Lien Series 2017:
1,095 5.000%, 1/01/31 - AGM Insured 1/27 at 100.00 AA   1,163,558
700 5.000%, 1/01/32 1/27 at 100.00 BBB   736,554
Total North Carolina 2,950,852
Ohio - 3.1%
570 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+   525,369
8,580 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   7,986,607
Total Ohio 8,511,976
Oklahoma - 0.2%
500 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/57
8/28 at 100.00 BB-   492,390
Total Oklahoma 492,390
Pennsylvania - 4.4%
160 Adams County, Pennsylvania, General Obligation Bonds, Series 2017B,
2.500%, 11/15/29
11/25 at 100.00 Aa2   152,082
50 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2017, 5.000%,
10/15/37
10/27 at 100.00 Baa3   50,021
465 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue,
Series 2018A, 4.000%, 4/01/44
4/28 at 100.00 A   419,397
115 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2019A, 4.000%, 7/15/35
7/29 at 100.00 A   116,375
220 Allegheny County, Pennsylvania, General Obligation Bonds, Series
2013C-72, 5.250%, 12/01/32, (Pre-refunded 12/01/23)
12/23 at 100.00 AA-  (4) 221,423
230 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project,
Series 2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 Ba3   230,271
105 Avon Grove School District, Chester County, Pennsylvania, General
Obligation Bonds, Series 2021A, 4.000%, 11/15/37
5/29 at 100.00 AA   106,941

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 140 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2005A, 4.000%, 1/01/35 (6)
No Opt. Call N/R   $ 1
10 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2008A, 2.700%, 4/01/35 (6)
No Opt. Call N/R   0
250 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Series 2006B, 3.500%, 12/01/35 (6)
No Opt. Call N/R   2
380 Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017, 5.000%,
11/01/50
11/27 at 100.00 B   246,529
155 Berks County Industrial Development Authority, Pennsylvania,
Healthcare Facilities Revenue Bonds, Highlands at Wyomissing, Series
2017A, 5.000%, 5/15/42
5/27 at 100.00 BBB   144,604
15 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds,  Alvernia University Project, Series 2020, 5.000%, 10/01/39
10/29 at 100.00 BB+   14,311
125 Bethel Park School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/33
8/26 at 100.00 Aa2   128,070
45 Boyertown Area School District, Berks and Montgomery Counties,
Pennsylvania, General Obligation Bonds, Series 2015, 5.000%,
10/01/38
4/24 at 100.00 AA-   45,426
155 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53
8/30 at 100.00 A-   102,732
70 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.125%,
3/15/36
3/27 at 100.00 BBB-   71,357
20 Bucks County Water and Sewer Authority, Pennsylvania, Water System
Revenue Bonds, Series 2020, 2.125%, 12/01/45
12/28 at 100.00 AA   13,065
115 Canon-McMillan School District, Washington County, Pennsylvania,
General Obligation Bonds, Series 2014D, 5.000%, 12/15/39
12/24 at 100.00 AA   116,354
100 Centre County Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Mount Nittany Medical Center Project, Series 2016A, 5.000%,
11/15/46, (Pre-refunded 11/15/25)
11/25 at 100.00 A+  (4) 104,155
75 Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series
2017A, 4.000%, 10/01/37
10/27 at 100.00 AA-   74,966
190 Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series
2020A, 4.000%, 9/01/50
9/30 at 100.00 AA-   175,093
35 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2019,
5.000%, 12/01/51
12/25 at 103.00 N/R   28,509
20 Chester County Industrial Development Authority, Pennsylvania,
Avon Grove Charter School Revenue Bonds, Series 2017A, 5.000%,
12/15/47
12/27 at 100.00 BBB-   19,518
15 Chester County Industrial Development Authority, Pennsylvania,
Student Housing Revenue Bonds, University Student Housing, LLC
Project at West Chester University Series 2013A, 5.000%, 8/01/45
8/23 at 100.00 Ba2   14,159
35 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Clarion University Foundation Inc. Student Housing
Project at Clarion University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 A1   35,234

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 100 Colonial School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2020, 5.000%, 2/15/44
2/27 at 100.00 Aaa   $ 105,526
Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018:
40 5.000%, 6/01/33 6/28 at 100.00 A1   42,931
355 4.000%, 6/01/39 - AGM Insured 6/28 at 100.00 AA   350,208
70 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Asbury Pennsylvania Obligated Group,  Refunding Series 2019,
5.000%, 1/01/45
1/25 at 104.00 N/R   59,964
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015:
20 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R  (4) 20,200
60 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R  (4) 60,601
45 4.000%, 1/01/33 1/25 at 100.00 BBB+   42,460
65 5.000%, 1/01/38 1/25 at 100.00 BBB+   65,084
15 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R  (4) 15,356
55 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R  (4) 56,304
100 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2016, 5.000%,
1/01/29
1/26 at 100.00 BBB+   101,127
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2019A:
25 4.125%, 1/01/38 1/29 at 100.00 BBB+   22,771
5 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 N/R  (4) 5,537
5 5.000%, 1/01/39 1/29 at 100.00 BBB+   4,957
20 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 N/R  (4) 22,148
100 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Dickinson College Project, Second Series 2017A, 5.000%, 11/01/39
11/27 at 100.00 A+   105,557
200 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Penn State Health, Series 2019, 4.000%, 11/01/44
11/29 at 100.00 A   189,024
30 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University Project, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 Baa3   27,914
30 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014, 5.000%, 5/01/37
5/24 at 100.00 Baa3   29,649
55 Dauphin County General Authority, Pennsylvania, Health System
Revenue Bonds, Pinnacle Health System Project, Refunding Series
2016A, 5.000%, 6/01/35
6/26 at 100.00 A   56,919
Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017:
245 5.000%, 7/01/42 7/27 at 100.00 A+   255,599
540 5.000%, 7/01/47 7/27 at 100.00 A+   560,460
295 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2019A, 5.000%,
7/01/28
No Opt. Call A+   322,783
225 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2016A, 5.000%, 7/01/41
7/26 at 100.00 B3   202,318
25 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2019A, 4.000%, 7/01/45
7/29 at 100.00 B3   18,748
150 Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 5.000%, 7/15/48
1/28 at 100.00 A-   153,128
30 East Hempfield Township Industrial Development Authority,
Pennsylvania, Student Services Inc - Student Housing Project at
Millersville University, Series 2014, 5.000%, 7/01/46, (Pre-refunded
7/01/24)
7/24 at 100.00 N/R  (4) 30,437

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 100 East Hempfield Township Industrial Development Authority,
Pennsylvania, Student Services Inc - Student Housing Project at
Millersville University, Series 2015, 5.000%, 7/01/47, (Pre-refunded
7/01/25)
7/25 at 100.00 N/R  (4) $ 103,307
25 Easton Area School District, Northampton County, Pennsylvania,
General Obligation Bonds, Series 2020B, 5.000%, 2/01/31
2/28 at 100.00 Aa2   27,350
60 Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds,
Gannon University, Series 2016, 4.000%, 5/01/46
11/26 at 100.00 BBB+   48,398
75 General Authority of Southcentral Pennsylvania, Revenue Bonds, AICUP
Financing Program-York College of Pennsylvania, Series 2017 PP4,
3.375%, 11/01/37
10/27 at 100.00 A-   66,440
Huntingdon County General Authority, Pennsylvania, Revenue Bonds,
Juniata College, Series 2016OO2:
15 3.250%, 5/01/36 5/26 at 100.00 BBB   12,899
35 3.500%, 5/01/41 5/26 at 100.00 BBB   28,396
20 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Masonic Villages Project, Series 2015, 5.000%,
11/01/35
5/25 at 100.00 A   20,271
40 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Saint Anne's Retirement Community, Inc., Series
2020, 5.000%, 3/01/50
3/27 at 102.00 BB+   31,734
100 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Refunding Series 2016B, 5.000%,
8/15/46
8/26 at 100.00 AA   101,886
155 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42
8/26 at 100.00 AA   159,168
25 Lancaster School District, Lancaster County, Pennsylvania, General
Obligation Bonds, Series 2020, 4.000%, 6/01/35 - AGM Insured
12/28 at 100.00 AA   25,933
Lehigh County Authority, Pennsylvania, Water and Sewer Revenue
Bonds, Allentown Concession, Series 2013A:
105 5.125%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R  (4) 105,636
95 5.125%, 12/01/47 12/23 at 100.00 A   95,243
100 Lehigh County General Purpose Authority, Pennsylvania, Revenue
Bonds, Good Shepherd Group, Refunding Series 2016, 4.000%,
11/01/41
5/26 at 100.00 A-   91,556
195 Lehighton Area School District, Carbon County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2015A, 5.000%, 11/15/43 - BAM
Insured
11/23 at 100.00 AA   195,889
100 Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series
2014, 6.875%, 7/01/33, 144A
7/24 at 100.00 N/R   99,115
50 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2018A, 5.000%, 9/01/48
9/28 at 100.00 A   51,150
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2019:
50 4.000%, 9/01/44 9/29 at 100.00 A   47,600
25 4.000%, 9/01/49 9/29 at 100.00 A   23,358
200 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 N/R  (4) 205,720

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 200 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated
Group, Series 2016, 5.000%, 11/15/36
11/26 at 100.00 A-   $ 200,104
90 Northampton County General Purpose Authority, Pennsylvania,
Revenue Bonds, Lafayette College, Refunding Series 2018, 4.000%,
11/01/38
11/28 at 100.00 Aa3   89,125
55 Northampton County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Morningstar Senior Living, Inc., Series 2019, 5.000%,
11/01/44
11/26 at 103.00 BB   47,433
55 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2006A, 2.550%, 11/01/41 (6)
No Opt. Call N/R   1
140 Pennsylvania Economic Development Financing Authority, Parking
System Revenue Bonds, Capitol Region Parking System, Series
2013A, 5.250%, 1/01/44 - AGM Insured
1/24 at 100.00 AA   140,581
250 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, Pennsylvania-American Water Company, Refunding Series
2019, 3.000%, 4/01/39
10/29 at 100.00 A+   208,797
35 Pennsylvania Higher Educational Facilites Authority,  Revenue Bonds,
Holy Family University, Series 2013A, 6.500%, 9/01/38
9/23 at 100.00 N/R   35,082
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2012:
35 4.000%, 11/01/39 8/23 at 100.00 N/R   31,112
60 5.000%, 11/01/42 8/23 at 100.00 N/R   58,696
300 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University Properties Inc. Student Housing Project at East Stroudsburg
University of Pennsylvania, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 Baa3   292,368
45 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-119, 3.500%, 10/01/36
4/25 at 100.00 AA+   43,690
350 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-120, 3.200%, 4/01/40
10/25 at 100.00 AA+   308,140
450 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-121, 3.200%, 10/01/41
10/25 at 100.00 AA+   378,347
65 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-123B, 3.450%, 10/01/32
10/26 at 100.00 AA+   63,677
45 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125B, 3.700%, 10/01/47
4/27 at 100.00 AA+   42,939
250 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-129, 3.350%, 10/01/45
10/28 at 100.00 AA+   207,090
125 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A, 3.000%, 10/01/46
10/28 at 100.00 AA+   94,183
45 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133, 2.500%, 10/01/45
10/29 at 100.00 AA+   32,295
100 Pennsylvania Turnpike Commission, Motor License Fund-Enhanced
Turnpike Special Revenue Bonds, Subordinate Series 2014A, 4.750%,
12/01/37
12/26 at 100.00 AA-   103,332
100 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Subordinate Series 2018B, 5.000%, 12/01/48
12/28 at 100.00 A2   104,178
585 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015B, 5.000%, 12/01/45
12/25 at 100.00 AA-   599,145
50 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 A   48,238

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 25 Philadelphia Authority for Industrial Development, Pennsylvania,
Charter School Revenue Bonds, Philadelphia Performing Arts: A
String Theory Charter School, Series 2020, 5.000%, 6/15/50, 144A
6/28 at 100.00 BB+   $ 23,827
70 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, La Salle University, Series 2017, 3.625%, 5/01/35
11/27 at 100.00 BB+   55,062
Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, University of the Arts, Series 2017:
5 5.000%, 3/15/45, (Pre-refunded 3/15/28), 144A 3/28 at 100.00 N/R  (4) 5,429
45 5.000%, 3/15/45, 144A 3/28 at 100.00 BB-   38,328
150 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Fifteenth Series 2017, 5.000%, 8/01/47
8/27 at 100.00 A   153,792
105 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Sixteenth Series 2020A, 5.000%, 8/01/50 - AGM Insured
8/30 at 100.00 AA   110,931
125 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding
Thirteenth Series 2015, 5.000%, 8/01/30
8/25 at 100.00 A   128,362
100 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health
System Obligated Group, Series of 2017, 5.000%, 7/01/30
7/27 at 100.00 BBB   103,299
100 Pittsburgh and Allegheny County Sports and Exhibition Authority,
Pennsylvania, Parking Revenue Bonds, Series 2017, 5.000%, 12/15/34
12/27 at 100.00 A   107,353
20 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, First Lien Series 2020B, 4.000%, 9/01/45 -
AGM Insured
9/30 at 100.00 AA   20,104
25 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, Refunding Subordinate Series 2019B,
4.000%, 9/01/34 - AGM Insured
9/29 at 100.00 AA   25,843
200 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Lehigh Valley Health Network, Series 2016B, 5.000%, 7/01/45
1/27 at 100.00 A+   202,102
35 Rostraver Township, Westmoreland County, Pennsylvania, General
Obligation Bonds, Series 2018, 3.500%, 9/01/34 - AGM Insured
9/25 at 100.00 AA   34,936
80 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/32
5/24 at 100.00 BBB-   79,822
100 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016,
5.000%, 6/01/46
6/26 at 100.00 BB+   88,782
210 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 5.000%, 6/01/49
6/29 at 100.00 Aa3   217,860
10 The Redevelopment Authority of the City of Scranton, Lackawanna
county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series
2016A, 5.000%, 11/15/28
5/24 at 100.00 BBB-   9,871
40 Upper Allegheny Joint Sanitary Authority, Allegheny County,
Pennsylvania, Sewer Revenue Bonds, Refunding Series 2019A,
3.000%, 9/01/44 - AGM Insured
9/29 at 100.00 AA   31,981
100 Upper Dublin School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2021A, 4.000%, 9/15/38
3/29 at 100.00 Aa3   101,528
145 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 BBB+   128,144
15 Washington County Redevelopment Authority, Pennsylvania, Tanger
Outlet Victory Center Tax Increment Bonds, Series 2018, 5.000%,
7/01/35
1/28 at 100.00 BB   14,788
15 Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/37
1/31 at 100.00 Baa2   13,762

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Williamsport Sanitary Authority, Lycoming County, Pennsylvania, Sewer
Revenue Bonds, Series 2021.:
$ 100 5.000%, 1/01/25 - BAM Insured No Opt. Call AA   $ 102,344
25 5.000%, 1/01/28 - BAM Insured No Opt. Call AA   27,223
Total Pennsylvania 12,053,380
Puerto Rico - 3.0%
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
2,479 4.500%, 7/01/34 7/25 at 100.00 N/R   2,464,126
3,812 5.000%, 7/01/58 7/28 at 100.00 N/R   3,719,597
710 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R   688,125
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
1,360 4.329%, 7/01/40 7/28 at 100.00 N/R   1,283,609
10 4.329%, 7/01/40 7/28 at 100.00 N/R   9,438
49 4.784%, 7/01/58 7/28 at 100.00 N/R   46,257
Total Puerto Rico 8,211,152
South Carolina - 1.6%
5,435 Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2, 0.000%, 1/01/29 - AGC Insured
No Opt. Call AA   4,450,504
Total South Carolina 4,450,504
Tennessee - 4.4%
3,090 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-2,
5.000%, 8/01/44
8/29 at 100.00 A-   3,186,809
2,000 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Belmont
University, Refunding & Improvement Series 2021, 4.000%, 5/01/46
5/31 at 100.00 A   1,896,780
135 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 A   137,299
605 Metropolitan Government of Nashville-Davidson County, Tennessee,
Water and Sewerage Revenue Bonds, Green Series 2017A, 5.000%,
7/01/42
7/27 at 100.00 AA   635,214
4,000 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call BBB   4,101,640
2,160 West Wilson Utility District, Wilson County, Tennessee, Water Revenue
Bonds, Improvement Series 2022, 4.000%, 6/01/47
6/32 at 100.00 AA   2,103,300
Total Tennessee 12,061,042
Texas - 10.4%
1,000 Austin Community College District Public Facility Corporation, Texas,
Lease Revenue Bonds, Highland Campus - Building 3000 Project,
Series 2018A, 5.000%, 8/01/42
8/27 at 100.00 AA   1,050,960
1,000 Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2017, 5.000%, 11/15/35
11/26 at 100.00 AA-   1,052,490
500 Bexar County Hospital District, Texas, Certificates of Obligation, Series
2020, 5.000%, 2/15/45
2/29 at 100.00 Aa1   525,055
1,000 Bexar County Hospital District, Texas, Certificates of Obligation, Series
2023, 5.000%, 2/15/48 , (WI/DD)
8/32 at 100.00 Aa1   1,078,230

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 745 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2020A, 5.000%, 1/01/40
1/30 at 100.00 A   $ 786,571
1,855 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, First Tier Series 2013A, 5.500%, 4/01/53, (Pre-refunded
10/01/23)
10/23 at 100.00 N/R  (4) 1,861,418
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B:
3,000 0.000%, 9/01/32 - AMBAC Insured No Opt. Call A   2,111,070
7,935 0.000%, 9/01/33 - AMBAC Insured No Opt. Call A   5,339,541
1,430 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2021A, 5.000%, 5/15/51
5/31 at 100.00 A+   1,513,784
915 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2015B, 5.000%, 1/01/45
1/25 at 100.00 AA-   924,132
250 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Texas Health Resources System, Series 2016A,
5.000%, 2/15/41
8/26 at 100.00 AA   257,350
1,600 Texas Private Activity Bond Surface Transporation Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed
Lanes Project, Refunding Senior Lien Series 2019A, 5.000%, 12/31/35
12/29 at 100.00 Baa1   1,717,040
7,635 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2016, 4.000%, 10/15/41
10/26 at 100.00 AAA   7,640,497
2,500 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2017A, 4.000%, 10/15/42, (UB) (7)
10/27 at 100.00 AAA   2,490,500
Total Texas 28,348,638
Utah - 0.6%
1,500 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017B, 5.000%, 7/01/47
7/27 at 100.00 A+   1,544,760
Total Utah 1,544,760
Virginia - 1.0%
1,160 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/51
7/26 at 100.00 BBB   1,172,412
1,400 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Capital Appreciation Series 2012B, 4.875%, 7/15/40
7/28 at 100.00 A-   1,440,306
Total Virginia 2,612,718
Washington - 3.5%
3,330 Chelan County Public Utility District 1, Washington, Columbia River-
Rock Island Hydro-Electric System Revenue Refunding Bonds, Series
1997A, 0.000%, 6/01/29 - NPFG Insured
No Opt. Call AA+   2,756,074
690 Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017, 5.000%, 8/15/30
8/27 at 100.00 BBB+   722,382
Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Series2021B. Exchange Purchase:
2,165 4.000%, 7/01/37 7/31 at 100.00 Baa3   2,092,906
2,140 4.000%, 7/01/43 7/31 at 100.00 Baa1   1,986,155
2,000 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Series 2018, 5.000%, 7/01/58
7/28 at 100.00 Baa1   2,028,560
Total Washington 9,586,077

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NUW
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
West Virginia - 1.4%
$ 530 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Cabell Huntington Hospital, Inc. Project, Refunding & Improvement
Series 2018A, 5.000%, 1/01/34
1/29 at 100.00 BBB+   $ 545,847
1,800 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series
2019A, 5.000%, 9/01/38
9/29 at 100.00 Baa1   1,832,454
1,430 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2018, 5.000%, 6/01/43
6/28 at 100.00 AA-   1,509,994
Total West Virginia 3,888,295
Total Municipal Bonds
(cost $266,568,582) 270,366,212
Shares Description (1) Value
X – COMMON STOCKS - 0 .5%
X 1,233,675
Electric Utilities - 0.1%
513 Talen Energy Corp (8) $ 26,714
1,448 Talen Energy Supply LLC (8) 75,405
Total Electric Utilities 102,119
Independent Power and Renewable Electricity Producers - 0.4%
14,686 Energy Harbor Corp (8),(9) 1,131,556
Total Independent Power and Renewable Electricity Producers 1,131,556
Total Common Stocks
(cost $459,566) 1,233,675
Total Long-Term Investments
(cost $267,028,148) 271,599,887
Floating Rate Obligations - (0.7)% (2,000,000)
Other Assets & Liabilities, Net -  0.7%(10) 2,135,335
Net Assets Applicable to Common Shares - 100% $ 271,735,222
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (166) 9/23 $ (18,866,602) $ (18,493,438) $ 373,164

investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 270,366,212 $ – $ 270,366,212
Common Stocks – 1,233,675 – 1,233,675
Investments in Derivatives:
Futures Contracts* 373,164 – – 373,164
Total
$ 373,164 $ 271,599,887 $ – $ 271,973,051
* Represents net unrealized appreciation (depreciation).
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(9) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A,
4.000%, 1/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006A, 4.375%, 1/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; and Pennsylvania Economic
Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%,
11/01/41. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor
Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(10) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.